Life, Accident and Health Reserves (Tables)	12 Months Ended
Dec. 31, 2019
Insurance [Abstract]
Schedule of Life, Accident and Health Reserves
Life, accident and health reserves consist of the following (in millions):

	December 31,
	2019	2018
Long-term care insurance reserves	$4,201.6	$4,142.5
Traditional life insurance reserves	173.4	196.8
Other accident and health insurance reserves	192.1	222.8
Total life, accident and health reserves	$4,567.1	$4,562.1

The following table sets forth changes in the liability for claims for the portion of our long-term care insurance reserves (in millions):

	Years Ended December 31,
	2019	2018
Beginning balance	$738.7	$243.5
Less: recoverable from reinsurers	(136.4)	(100.6)
Beginning balance, net	602.3	142.9

Opening balance due to business acquired	—	295.4
Less: recoverable from reinsurers	—	(55.9)
Net balance of business acquired	—	239.5
Incurred related to insured events of:
Current year	211.8	216.6
Prior years	(47.2)	81.6
Total incurred	164.6	298.2
Paid related to insured events of:
Current year	(17.5)	(15.0)
Prior years	(141.0)	(72.1)
Total paid	(158.5)	(87.1)
Interest on liability for policy and contract claims	21.9	8.8
Ending balance, net	630.3	602.3
Add: recoverable from reinsurers	131.0	136.4
Ending balance	$761.3	$738.7